INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET
9.	INTANGIBLE ASSETS, NET

Intangible assets, as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Software	53,750	82,015
Technology	61,445	71,809
Total cost	115,195	153,824
Less: Accumulated amortization	(38,641)	(58,317)
Intangible assets, net	76,554	95,507

Amortization expenses related to intangible assets were RMB7,704, RMB13,993 and RMB19,676 for the years ended December 31, 2023, 2024 and 2025, respectively.

The estimated amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Years ending
December 31,
RMB
2026	14,578
2027	13,741
2028	11,849
2029	9,791
2030 and years after	45,548
Total	95,507